SIGNIFICANT RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF PERCENTAGE OF THE GROUP TOTAL REVENUE

The customer which individually represented greater than 10% of the total revenues of the Group for the six months ended June 30, 2025 and 2026 was as follows:

	For the six months ended June 30,
	2025	2026
Percentage of the Group’s total revenue
KLN Group	*	41.2%

*	represents percentage less than 10%.

The customer which individually represented greater than 10% of the total revenues of the Group for the years ended December 31, 2024 and 2025 was as follows:

	For the years ended December 31,
	2024	2025
Percentage of the Group’s total revenue
KLN Group	*	44.5%

*	represents percentage less than 10%.

SCHEDULE OF GROUP’S ACCOUNTS RECEIVABLES

The following customers represent more than 10% of the Group’s accounts receivable as of December 31, 2025 and June 30, 2026:

	As of
	December 31, 2025	June 30, 2026
Percentage of the Group’s accounts receivable (1)
Customer A	61.5%	44.2%

(1)	Accounts receivable, for the purposes of this concentration of credit risk disclosure, include receivables from third parties and receivables from logistics services provided to related parties. Refer to Note 14 - Related Party Transactions for additional details.

The following customers represent more than 10% of the Group’s accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Percentage of the Group’s accounts receivable (1)
Customer A	*	61.5%

*	represents percentage less than 10%.

(1)	Accounts receivable, for the purposes of this concentration of credit risk disclosure, include receivables from third parties and receivables from logistics services provided to related parties. Refer to Note 16 - Related Party Transactions for additional details.